OPERATING EXPENSES - Disclosure of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Expenses [Abstract]
Office expenses	$ 1,174	$ 1,286
Travel and entertainment	721	2,345
Professional fees	3,536	3,105
Insurance, bank fees and governance	1,293	1,258
Operating expenses	$ 6,724	$ 7,994